Property, Plant and Equipment, net	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment, net
Property, Plant and Equipment, net

Note G — Property, Plant and Equipment, net

The property, plant and equipment, net balances are as follows:

	Successor
	June 30,	December 31,
	2021	2020
Computer equipment	$1,103	$739
Furniture and fixtures	626	442
Laboratory equipment	2,009	1,357
Software	736	359
Leasehold improvements	1,447	672
Construction in process	304	—
Less: accumulated depreciation	(1,110)	(307)
	$5,115	$3,262

Depreciation expense related to property, plant and equipment was $797 thousand, $41 thousand and $59 thousand for the Successor 2021 Period, Successor Q2 2020 Period, and Predecessor 2020 Period, respectively.

The Company occasionally designs and builds its own machinery. The cost of these projects, including direct material and labor, and other indirect costs attributable to the construction, are capitalized as construction in progress. No provision for depreciation is made on construction in progress until the related assets are completed and placed in service.

Note G – Property, Plant and Equipment, net

The property, plant and equipment, net balances are as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Computer equipment	$739	$128
Furniture and fixtures	442	43
Laboratory equipment	1,357	13
Software	359	36
Leasehold improvements	672	103
Less: accumulated depreciation	(307)	(70)
	$3,262	$253

Depreciation expense related to property, plant and equipment was $307 thousand, $59 thousand and $66 thousand for the Successor 2020 Period, the Predecessor 2020 Period, and the Predecessor 2019 Period respectively.